Annual Total Returns- Janus Henderson Mid Cap Value Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Mid Cap Value Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.64%)	11.14%	26.09%	8.77%	(3.47%)	19.03%	13.94%	(13.63%)	30.35%	(0.92%)